United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/2009

Date of Reporting Period:  Six months ended 9/30/2008

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$7.75		$7.68	$7.57	$7.73	$7.93	$7.97
Income From Investment Operations:
Net investment income	0.17		0.36 [2]	0.37	0.34 [2]	0.34 [2]	0.33	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.19)		0.08	0.09	(0.17)	(0.19)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)		0.44	0.46	0.17	0.15	0.29
Less Distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.35)	(0.33)	(0.34)	(0.33)
Distributions from paid-in capital	--		--	--	--	(0.01)	(0.00	) [3]
TOTAL DISTRIBUTIONS	(0.18)		(0.37)	(0.35)	(0.33)	(0.35)	(0.33)
Net Asset Value, End of Period	$7.55		$7.75	$7.68	$7.57	$7.73	$7.93
Total Return [4]	(0.20)%		5.96%	6.26%	2.24%	1.96%	3.70%

Ratios to Average Net Assets:
Net expenses	0.95	% [5]	0.94%	0.93%	0.86%	0.91%	0.86%
Net investment income	4.43	% [5]	4.76%	4.77%	4.39%	4.33%	4.17%
Expense waiver/reimbursement [6]	0.03	% [5]	0.05%	0.05%	0.02%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$598,678		$642,170	$652,110	$712,643	$777,354	$883,139
Portfolio turnover [7]	13%		39%	87%	69%	73%	68%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$7.75		$7.68	$7.56	$7.73		$7.93		$7.97
Income From Investment Operations:
Net investment income	0.13		0.31 [2]	0.30	0.29	[2]	0.28	[2]	0.27	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.18)		0.08	0.11	(0.19)		(0.19)		(0.04)
TOTAL FROM INVESTMENT OPERATIONS	(0.05)		0.39	0.41	0.10		0.09		0.23
Less Distributions:
Distributions from net investment income	(0.15)		(0.32)	(0.29)	(0.27)		(0.28)		(0.27)
Distributions from paid-in capital	--		--	--	--		(0.01)		(0.00	) [3]
TOTAL DISTRIBUTIONS	(0.15)		(0.32)	(0.29)	(0.27)		(0.29)		(0.27)
Net Asset Value, End of Period	$7.55		$7.75	$7.68	$7.56		$7.73		$7.93
Total Return [4]	(0.58)%		5.17%	5.58%	1.31%		1.17%		2.91%

Ratios to Average Net Assets:
Net expenses	1.70	% [5]	1.69%	1.69%	1.63%		1.68%		1.63%
Net investment income	3.67	% [5]	4.01%	4.01%	3.69%		3.56%		3.39%
Expense waiver/reimbursement [6]	0.03	% [5]	0.05%	0.04%	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,551		$118,494	$147,943	$188,747		$252,386		$349,850
Portfolio turnover [8]	13%		39%	87%	69%		73%		68%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$7.75		$7.67	$7.56	$7.73		$7.93		$7.97
Income From Investment Operations:
Net investment income	0.15		0.31 [2]	0.30	0.28	[2]	0.28	[2]	0.27	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.20)		0.09	0.11	(0.18)		(0.19)		(0.04)
TOTAL FROM INVESTMENT OPERATIONS	(0.05)		0.40	0.41	0.10		0.09		0.23
Less Distributions:
Distributions from net investment income	(0.16)		(0.32)	(0.30)	(0.27)		(0.28)		(0.27)
Distributions from paid-in capital	--		--	--	--		(0.01)		(0.00	) [3]
TOTAL DISTRIBUTIONS	(0.16)		(0.32)	(0.30)	(0.27)		(0.29)		(0.27)
Net Asset Value, End of Period	$7.54		$7.75	$7.67	$7.56		$7.73		$7.93
Total Return [4]	(0.70)%		5.31%	5.47%	1.31%		1.17%		2.91%

Ratios to Average Net Assets:
Net expenses	1.69	% [5]	1.69%	1.68%	1.63%		1.68%		1.63%
Net investment income	3.69	% [5]	4.02%	4.02%	3.67%		3.56%		3.39%
Expense waiver/reimbursement [6]	0.03	% [5]	0.05%	0.04%	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,248		$42,593	$42,926	$52,764		$70,798		$102,398
Portfolio turnover [8]	13%		39%	87%	69%		73%		68%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 998.00	$4.76
Class B Shares	$1,000	$ 994.20	$8.50
Class C Shares	$1,000	$ 993.00	$8.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.31	$4.81
Class B Shares	$1,000	$1,016.55	$8.59
Class C Shares	$1,000	$1,016.60	$8.54

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.69%

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	93.8%
Non-Agency Mortgage-Backed Securities	11.1%
Repurchase Agreement--Collateral [2]	1.2%
Cash Equivalents [3]	3.3%
Other Assets and Liabilities--Net [4]	(9.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Includes a repurchase agreement purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--77.8%
		Federal Home Loan Mortgage Corporation--43.0%
$38,659,326		4.500%, 6/1/2019	$37,929,114
79,756,705		5.000%, 2/1/2019 - 4/1/2036	78,486,575
143,772,951		5.500%, 5/1/2016 - 6/1/2036	143,403,651
41,787,486	[1]	6.000%, 10/1/2017 - 10/1/2038	42,373,146
14,999,900		6.500%, 10/1/2037 - 10/1/2038	15,401,672
740,423		7.000%, 12/1/2031	777,959
2,174,477		7.500%, 9/1/2013 - 9/1/2033	2,326,680
287,773		8.000%, 12/1/2029	308,856
46		12.500%, 10/1/2012	49
70		13.750%, 1/1/2011	79
789		14.750%, 8/1/2011	875
464		15.500%, 8/1/2011	535
		TOTAL	321,009,191
		Federal National Mortgage Association--34.4%
5,553,772		4.500%, 12/1/2019	5,455,813
52,177,260		5.000%, 5/1/2034 - 11/1/2035	50,915,251
50,586,860		5.500%, 12/1/2013 - 12/1/2035	50,490,127
115,919,122	[1]	6.000%, 10/1/2028 - 11/1/2038	117,708,652
28,318,457	[1]	6.500%, 4/1/2029 - 10/1/2038	29,058,813
2,285,785		7.000%, 8/1/2028 - 1/1/2032	2,420,157
165,800		7.500%, 1/1/2030 - 10/1/2031	177,751
7,234		11.000%, 10/1/2010	7,592
3,910		11.750%, 10/1/2015	4,540
46		12.000%, 1/1/2013	49
1,663		12.750%, 8/1/2014	1,908
566		13.000%, 8/1/2015	674
3,714		15.000%, 10/1/2012	4,298
		TOTAL	256,245,625
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.4%
$2,018,651		7.500%, 12/15/2023 - 7/15/2030	$2,156,839
237,453		8.250%, 5/15/2030 - 10/15/2030	259,797
138,222		8.375%, 8/15/2030	151,259
187,517		8.500%, 12/15/2029	206,797
360		11.250%, 9/20/2015	418
		TOTAL	2,775,110
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $566,593,492)	580,029,926
		COLLATERALIZED MORTGAGE OBLIGATIONS--18.4%
		Federal Home Loan Mortgage Corporation--4.4%
13,491,003		2.818%, 5/15/2036, REMIC 3160 FD	13,126,519
9,713,023		2.798%, 6/15/2036, REMIC 3175 FE	9,444,239
7,302,162		2.868%, 7/15/2036, REMIC 3179 FP	7,145,557
3,362,991		2.888%, 8/15/2036, REMIC 3206 FE	3,273,147
		TOTAL	32,989,462
		Federal National Mortgage Association--2.9%
2,093,811		3.457%, 10/25/2031, REMIC 2005-63 FC	2,023,959
3,146,458		3.607%, 6/25/2036, REMIC 2006-43 FL	3,065,704
9,162,104		3.507%, 7/25/2036, REMIC 2006-58 FP	8,934,481
3,811,452		3.557%, 9/25/2036, REMIC 2006-81 FB	3,721,845
4,104,681		3.587%, 10/25/2036, REMIC 2006-93 FM	4,057,938
		TOTAL	21,803,927
		Non-Agency Mortgage--11.1%
7,308,045		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	6,230,768
2,595,900		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,233,932
7,120,532		CS First Boston Mortgage Securities Corp., 2005-7, Class 4A3, 5.000%, 8/25/2020	6,688,974
7,511,269		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	6,688,362
6,435,529		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	5,556,991
5,762,291		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	4,986,790
4,260,224		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,868,688
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$4,393,209		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	$4,083,015
4,876,883		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	4,151,416
8,691,806		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.531%, 11/25/2034	7,872,703
6,002,183		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 3.230%, 5/19/2047	3,649,019
6,370,271		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	5,512,947
6,366,457		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	5,382,316
7,347,411		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	6,264,331
6,521	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	3,978
751,743	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	535,617
8,392,598	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	351,482
5,641,411	[2]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	876,168
6,597,431		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	5,826,165
3,990,693		Washington Mutual 2006-AR1, Class 2A1B, 3.925%, 1/25/2046	1,931,338
		TOTAL	82,695,000
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $152,646,582)	137,488,389
		ADJUSTABLE RATE MORTGAGES--8.7%
		Federal Home Loan Mortgage Corporation--1.6%
2,633,694		4.640%, 5/1/2038, ARM	2,577,536
9,629,014		5.400%, 1/1/2036, ARM	9,625,788
		TOTAL	12,203,324
		Federal National Mortgage Association--7.1%
4,122,110		4.660%, 8/1/2035, ARM	4,073,918
7,292,852		4.790%, 6/1/2038, ARM	7,071,069
2,962,173		4.860%, 6/1/2038, ARM	2,884,363
17,641,372		5.680%, 3/1/2037, ARM	17,860,937
10,457,858		5.700%, 12/1/2036, ARM	10,498,016
9,952,042		5.740%, 2/1/2037, ARM	10,086,514
		TOTAL	52,474,817
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $65,115,004)	64,678,141
Shares or Principal Amount			Value
		MUTUAL FUND--3.3%
24,650,632	[3,4]	Government Obligations Fund, Institutional Shares, 1.91% (AT NET ASSET VALUE)	$24,650,632
		REPURCHASE AGREEMENT--1.2%
$8,781,000	[5]	Interest in $59,010,000 joint repurchase agreement 2.28%, dated 9/11/2008 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $59,133,331 on 10/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $60,535,331 (segregated pending settlement of dollar-roll transactions). (AT COST)	8,781,000
		TOTAL INVESTMENTS--109.4% (IDENTIFIED COST $817,786,710) [6]	815,628,088
		OTHER ASSETS AND LIABILITIES - NET--(9.4)% [7]	(70,150,614)
		TOTAL NET ASSETS--100%	$745,477,474

1 All or a portion of these securities are subject to dollar-roll transactions.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $1,767,245, which represented 0.2% of total net assets.

3 Affiliated company.

4 7-Day net yield.

5 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

6 The cost of investments for federal tax purposes amounts to $816,536,054.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ 24,650,632
Level 2--Other Significant Observable Inputs	789,210,211
Level 3--Significant Unobservable Inputs	1,767,245
TOTAL	$815,628,088

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of April 1, 2008	$ --
Realized gain	10,821
Change in unrealized depreciation	(57,303)
Net purchases (sales)	(164,017)
Transfers in and/or out of Level 3	1,977,744
Balance as of September 30, 2008	$1,767,245

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $24,650,632 of investments in an affiliated issuer (Note 5) (identified cost $817,786,710)		$815,628,088
Cash		115
Income receivable		3,468,026
Receivable for investments sold		47,550,221
Receivable for shares sold		1,460,853
TOTAL ASSETS		868,107,303
Liabilities:
Payable for investments purchased	$119,826,161
Payable for shares redeemed	1,423,901
Income distribution payable	809,665
Payable for Directors'/Trustees' fees	1,121
Payable for distribution services fee (Note 5)	90,907
Payable for shareholder services fee (Note 5)	273,438
Accrued expenses	204,636
TOTAL LIABILITIES		122,629,829
Net assets for 98,780,132 shares outstanding		$745,477,474
Net Assets Consist of:
Paid-in capital		$802,778,066
Net unrealized depreciation of investments		(2,158,622)
Accumulated net realized loss on investments and futures contracts		(53,732,111)
Distributions in excess of net investment income		(1,409,859)
TOTAL NET ASSETS		$745,477,474
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($598,678,419 ÷ 79,324,763 shares outstanding), no par value, unlimited shares authorized		$7.55
Offering price per share (100/95.50 of $7.55) [1]		$7.91
Redemption proceeds per share		$7.55
Class B Shares:
Net asset value per share ($102,551,018 ÷ 13,590,818 shares outstanding), no par value, unlimited shares authorized		$7.55
Offering price per share		$7.55
Redemption proceeds per share (94.50/100 of $7.55) [1]		$7.13
Class C Shares:
Net asset value per share ($44,248,037 ÷ 5,864,551 shares outstanding), no par value, unlimited shares authorized		$7.54
Offering price per share		$7.54
Redemption proceeds per share (99.00/100 of $7.54) [1]		$7.46

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2008 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$269,264
Interest			20,442,284
TOTAL INCOME			20,711,548
Expenses:
Investment adviser fee (Note 5)		$1,862,319
Administrative personnel and services fee (Note 5)		300,427
Custodian fees		21,601
Transfer and dividend disbursing agent fees and expenses		487,169
Directors'/Trustees' fees		3,582
Auditing fees		11,130
Legal fees		8,322
Portfolio accounting fees		70,451
Distribution services fee--Class B Shares (Note 5)		410,487
Distribution services fee--Class C Shares (Note 5)		160,463
Shareholder services fee--Class A Shares (Note 5)		768,157
Shareholder services fee--Class B Shares (Note 5)		136,829
Shareholder services fee--Class C Shares (Note 5)		50,362
Account administration fee--Class A Shares		618
Account administration fee--Class C Shares		268
Share registration costs		22,071
Printing and postage		33,161
Insurance premiums		3,629
Miscellaneous		7,072
TOTAL EXPENSES		4,358,118
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(121,782)
Waiver of administrative personnel and services fee	(7,309)
TOTAL WAIVERS AND REIMBURSEMENT		(129,091)
Net expenses			4,229,027
Net investment income			16,482,521
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(213,846)
Net realized gain on futures contracts			671,702
Net change in unrealized appreciation of investments			(20,176,720)
Net change in unrealized depreciation of futures contracts			102,402
Net realized and unrealized loss on investments and futures contracts			(19,616,462)
Change in net assets resulting from operations			$(3,133,941)

See Notes which are an integral part of the Financial Statements

Statement of Changes In Net Assets

	Six Months Ended (unaudited) 9/30/2008	Year Ended 3/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,482,521	$37,260,682
Net realized gain on investments and futures contracts	457,856	1,579,729
Net change in unrealized appreciation/depreciation of investments and futures contracts	(20,074,318)	6,518,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,133,941)	45,359,204
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,784,639)	(31,121,329)
Class B Shares	(2,190,147)	(5,335,501)
Class C Shares	(873,868)	(1,692,090)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,848,654)	(38,148,920)
Share Transactions:
Proceeds from sale of shares	56,481,385	118,787,170
Net asset value of shares issued to shareholders in payment of distributions declared	12,926,100	27,660,667
Cost of shares redeemed	(106,208,016)	(193,379,403)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,800,531)	(46,931,566)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	2,907	--
Change in net assets	(57,780,219)	(39,721,282)
Net Assets:
Beginning of period	803,257,693	842,978,975
End of period including distributions in excess of net investment income of $(1,409,859) and $(43,726), respectively)	$745,477,474	$803,257,693

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2008, the Fund had a net realized gain on futures contracts of $671,702.

At September 30, 2008, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 5,461
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$ 566,577
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999-5/25/1999	$ 245,165
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$1,117,560

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,822,549	$44,391,782	13,020,803	$100,028,418
Shares issued to shareholders in payment of distributions declared	1,398,327	10,619,783	2,928,137	22,433,227
Shares redeemed	(10,742,474)	(81,693,029)	(18,049,957)	(138,238,013)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,521,598)	$(26,681,464)	(2,101,017)	$(15,776,368)

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	498,177	$3,793,789	1,072,655	$8,219,405
Shares issued to shareholders in payment of distributions declared	226,464	1,720,068	543,144	4,157,510
Shares redeemed	(2,424,801)	(18,456,773)	(5,599,838)	(42,834,164)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,700,160)	$(12,942,916)	(3,984,039)	$(30,457,249)

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,085,724	$8,295,814	1,371,036	$10,539,347
Shares issued to shareholders in payment of distributions declared	77,266	586,249	139,675	1,069,930
Shares redeemed	(795,334)	(6,058,214)	(1,608,006)	(12,307,226)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	367,656	$2,823,849	(97,295)	$(697,949)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,854,102)	$(36,800,531)	(6,182,351)	$(46,931,566)

4. FEDERAL TAX INFORMATION

At September 30, 2008, the cost of investments for federal tax purposes was $816,536,054. The net unrealized depreciation of investments for federal tax purposes was $907,966. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,952,305 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,860,271.

At March 31, 2008, the Fund had a capital loss carryforward of $55,731,993 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 15,427,201
2012	$ 3,247,713
2013	$10,382,357
2014	$ 4,881,984
2015	$21,792,738

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2008, the Adviser voluntarily waived $107,777 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,309 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2008, FSC retained $16,765 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2008, FSC retained $7,119 in sales charges from the sale of Class A Shares. FSC also retained $6,382 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2008, FSSC received $385,294 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.95%, 1.70% and 1.70%, respectively, for the fiscal year ending March 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2008, the Adviser reimbursed $14,005. Transactions with the affiliated company during the six months ended September 30, 2008 were as follows:

Affiliate	Balance of Shares Held 3/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	32,839,139	82,949,786	91,138,293	24,650,632	$24,650,632	$269,264

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2008, were as follows:

Purchases	$--
Sales	$6,048,456

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the program was not utilized.

9. REGULATORY SETTLEMENT PROCEEDS

The Fund received $2,907 from an unaffiliated third party in settlement of administrative proceedings involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

8110105 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Real Return Bond Fund

Established 2006

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2008

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2008		Year Ended 3/31/2008		Period Ended 3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.91		$10.18		$10.00
Income From Investment Operations:
Net investment income	0.43		0.59		0.07
Net realized and unrealized gain (loss) on investments and swap contracts	(0.83)		0.73		0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.40)		1.32		0.26
Less Distributions:
Distributions from net investment income	(0.45)		(0.59)		(0.08)
Distributions from net realized gain on investments	--		(0.00	) [2]	--
TOTAL DISTRIBUTIONS	(0.45)		(0.59)		(0.08)
Net Asset Value, End of Period	$10.06		$10.91		$10.18
Total Return [3]	(3.79)%		13.48%		2.58%

Ratios to Average Net Assets:
Net expenses	0.70	% [4]	0.64%		0.70	% [4]
Net investment income	8.38	% [4]	4.25%		1.58	% [4]
Expense waiver/reimbursement [5]	3.31	% [4]	5.74%		17.28	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,874		$4,289		$103
Portfolio turnover	15%		66%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2008		Year Ended 3/31/2008		Period Ended 3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.91		$10.18		$10.00
Income From Investment Operations:
Net investment income	0.39		0.53		0.02
Net realized and unrealized gain (loss) on investments and swap contracts	(0.83)		0.71		0.22
TOTAL FROM INVESTMENT OPERATIONS	(0.44)		1.24		0.24
Less Distributions:
Distributions from net investment income	(0.41)		(0.51)		(0.06)
Distributions from net realized gain on investments	--		(0.00	) [2]	--
TOTAL DISTRIBUTIONS	(0.41)		(0.51)		(0.06)
Net Asset Value, End of Period	$10.06		$10.91		$10.18
Total Return [3]	(4.15)%		12.69%		2.44%

Ratios to Average Net Assets:
Net expenses	1.45	% [4]	1.43%		1.44	% [4]
Net investment income	7.24	% [4]	3.79%		0.84	% [4]
Expense waiver/reimbursement [5]	3.44	% [4]	5.87%		17.28	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,966		$5,477		$31
Portfolio turnover	15%		66%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2008		Year Ended 3/31/2008		Period Ended 3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.91		$10.18		$10.00
Income From Investment Operations:
Net investment income	0.44		0.59		0.08
Net realized and unrealized gain (loss) on investments and swap contracts	(0.83)		0.75		0.18
TOTAL FROM INVESTMENT OPERATIONS	(0.39)		1.34		0.26
Less Distributions:
Distributions from net investment income	(0.46)		(0.61)		(0.08)
Distributions from net realized gain on investments	--		(0.00	) [2]	--
TOTAL DISTRIBUTIONS	(0.46)		(0.61)		(0.08)
Net Asset Value, End of Period	$10.06		$10.91		$10.18
Total Return [3]	(3.67)%		13.74%		2.62%

Ratios to Average Net Assets:
Net expenses	0.45	% [4]	0.45%		0.45	% [4]
Net investment income	8.24	% [4]	6.32%		1.83	% [4]
Expense waiver/reimbursement [5]	3.49	% [4]	12.80%		17.28	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$275		$284		$2,545
Portfolio turnover	15%		66%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 962.10	$3.44
Class C Shares	$1,000	$ 958.50	$7.12
Institutional Shares	$1,000	$ 963.30	$2.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.56	$3.55
Class C Shares	$1,000	$1,017.80	$7.33
Institutional Shares	$1,000	$1,022.81	$2.28

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets [2]
U.S. Treasury and Agency Securities	90.5%
Cash Equivalents [3]	6.3%
Other Assets and Liabilities--Net [4]	3.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of the total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2008 (unaudited)

Shares			Value
		MUTUAL FUNDS--96.7% [1]
1,741,025		Federated Inflation-Protected Securities Core Fund	$17,636,585
847,311	[2]	Prime Value Obligations Fund, Institutional Shares, 2.97%	847,311
		TOTAL INVESTMENTS--96.7% (IDENTIFIED COST $19,208,100) [3]	18,483,896
		OTHER ASSETS AND LIABILITIES - NET--3.3% [4]	631,696
		TOTAL NET ASSETS--100%	$19,115,592

1 Affiliated companies.

2 7-Day net yield.

3 The cost of investments for federal tax purposes amounts to $19,208,100.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investment in Securities
Level 1--Quoted Prices	$18,483,896
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$18,483,896

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008 (unaudited)

Assets:
Total investments in affiliated issuers (Note 5), at value (identified cost $19,208,100)		$18,483,896
Income receivable		111,692
Receivable for shares sold		613,530
TOTAL ASSETS		19,209,118
Liabilities:
Payable for shares redeemed	$29,511
Payable for transfer and dividend disbursing agent fees and expenses	2,388
Payable for portfolio accounting fees	6,706
Payable for Directors'/Trustees fees	569
Payable for distribution services fee (Note 5)	4,116
Payable for shareholder services fee (Note 5)	5,006
Income distribution payable	40,886
Accrued expenses	4,344
TOTAL LIABILITIES		93,526
Net assets for 1,899,333 shares outstanding		$19,115,592
Net Assets Consist of:
Paid-in capital		$19,948,674
Net unrealized depreciation of investments		(724,204)
Accumulated net realized loss on investments and swap contracts		(94,901)
Distributions in excess of net investment income		(13,977)
TOTAL NET ASSETS		$19,115,592
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($11,874,159 ÷ 1,179,824 shares outstanding), no par value, unlimited shares authorized		$10.06
Offering price per share (100/95.50 of $10.06) [1]		$10.53
Redemption proceeds per share		$10.06
Class C Shares:
Net asset value per share ($6,965,934 ÷ 692,134 shares outstanding), no par value, unlimited shares authorized		$10.06
Offering price per share		$10.06
Redemption proceeds per share (99.00/100 of $10.06) [1]		$9.96
Institutional Shares:
Net asset value per share ($275,499 ÷ 27,375 shares outstanding), no par value, unlimited shares authorized		$10.06
Offering price per share		$10.06
Redemption proceeds per share		$10.06

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$617,140
Expenses:
Investment adviser fee (Note 5)		$27,695
Administrative personnel and services fee (Note 5)		115,316
Custodian fees		3,238
Transfer and dividend disbursing agent fees and expenses		22,711
Directors'/Trustees' fees		567
Auditing fees		13,035
Legal fees		7,034
Portfolio accounting fees		33,542
Distribution services fee--Class C Shares (Note 5)		21,162
Shareholder services fee--Class A Shares (Note 5)		9,901
Shareholder services fee--Class C Shares (Note 5)		7,054
Share registration costs		21,656
Printing and postage		16,302
Insurance premiums		2,357
Miscellaneous		880
TOTAL EXPENSES		302,450
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(27,695)
Waiver of administrative personnel and services fee	(22,493)
Reimbursement of other operating expenses	(182,787)
TOTAL WAIVERS AND REIMBURSEMENTS		(232,975)
Net expenses			69,475
Net investment income			547,665
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments in affiliated issuers			(63,488)
Net realized gain on swap contracts			13,394
Net change in unrealized appreciation of investments			(1,195,640)
Net realized and unrealized loss on investments and swap contracts			(1,245,734)
Change in net assets resulting from operations			$(698,069)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2008	Year Ended 3/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$547,665	$252,257
Net realized loss on investments in affiliated issuers and swap contracts	(50,094)	(54,614)
Realized gain distributions from affiliated investment company shares	--	12,115
Net change in unrealized appreciation/depreciation of investments	(1,195,640)	426,334
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(698,069)	636,092
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(342,572)	(52,055)
Class C Shares	(215,783)	(51,236)
Institutional Shares	(12,312)	(142,008)
Distributions from net realized gain on investments
Class A Shares	--	(48)
Class C Shares	--	(139)
Institutional Shares	--	(155)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(570,667)	(245,641)
Share Transactions:
Proceeds from sale of shares	15,572,790	13,906,869
Net asset value of shares issued to shareholders in payment of distributions declared	303,616	63,438
Cost of shares redeemed	(5,541,079)	(6,990,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,335,327	6,979,801
Change in net assets	9,066,591	7,370,252
Net Assets:
Beginning of period	10,049,001	2,678,749
End of period (including undistributed (distributions in excess of) net investment income of $(13,977) and $9,025, respectively)	$19,115,592	$10,049,001

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the six months ended June 30, 2008 are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 92.3% of its net assets at September 30, 2008. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the six months ended September 30, 2008, the Fund had a net realized gain on swap contracts of $13,394.

At September 30, 2008, the Fund had no outstanding swap contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,018,737	$10,759,061	728,881	$7,796,103
Shares issued to shareholders in payment of distributions declared	17,482	182,585	1,828	19,703
Shares redeemed	(249,446)	(2,622,648)	(347,799)	(3,728,601)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	786,773	$8,318,998	382,910	$4,087,205

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	454,069	$4,809,146	551,391	$5,854,743
Shares issued to shareholders in payment of distributions declared	10,565	110,917	2,933	31,673
Shares redeemed	(274,439)	(2,918,431)	(55,393)	(593,468)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	190,195	$2,001,632	498,931	$5,292,948

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	428	$4,583	25,199	$256,023
Shares issued to shareholders in payment of distributions declared	963	10,114	1,177	12,062
Shares redeemed	--	--	(250,392)	(2,668,437)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,391	$14,697	(224,016)	$(2,400,352)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	978,359	$10,335,327	657,825	$6,979,801

4. FEDERAL TAX INFORMATION

At September 30, 2008, the cost of investments for federal tax purposes was $19,208,100. The net unrealized depreciation of investments for federal tax purposes was $724,204.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2008, the Adviser voluntarily waived $27,472 of its fee and voluntarily reimbursed $182,787 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2008, the net fee paid to FAS was 1.341% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,493 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2008, FSC retained $16,355 of fees paid by the Fund. For the six months ended September 30, 2008, the Fund's Class A Shares did not incur a distribution services fee. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on May 31, 2008.

Sales Charges

For the six months ended September 30, 2008, FSC retained $22,249 in sales charges from the sale of Class A Shares. FSC also retained $10,780 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended September 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45%, respectively, for the fiscal year ending March 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2008, the Adviser reimbursed $223. Transactions with affiliated companies during the six months ended September 30, 2008 were as follows:

Affiliates	Balance of Shares Held 3/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2008	Value	Dividend Income
Federated Inflation-Protected Securities Core Fund	885,169	1,039,450	183,594	1,741,025	$17,636,585	$609,892
Prime Value Obligations Fund, Institutional Shares	458,555	10,093,371	9,704,615	847,311	847,311	7,248
TOTAL OF AFFILIATED TRANSACTIONS	1,343,724	11,132,821	9,888,209	2,588,336	$18,483,896	$617,140

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2008, were as follows:

Purchases	$11,100,000
Sales	$1,950,000

7. RISK OF INVESTING IN UNDERLYING FUNDS

Each of the underlying Funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Financial Highlights - Federated Inflation-Protected Securities Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	6/30/2008		12/31/2007	12/31/2006	[1]
Net Asset Value, Beginning of Period	$10.60		$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.35		0.58	(0.03	) [2]
Net realized and unrealized gain on investments and futures contracts	0.17		0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.52		1.19	0.01
Less Distributions:
Distributions from net investment income	(0.35)		(0.58)	(0.00	) [3,4]
Distributions from net realized gain on investments and futures contracts	(0.02)		(0.01)	(0.01	) [4]
TOTAL DISTRIBUTIONS	(0.37)		(0.59)	(0.01)
Net Asset Value, End of Period	$10.75		$10.60	$10.00
Total Return [5]	4.95%		12.34%	0.13%

Ratios to Average Net Assets:
Net expenses	0.05	% [6]	0.05%	0.05	% [6]
Net investment income (loss)	6.55	% [6]	5.68%	(1.69	)% [6]
Expense waiver/reimbursement [7]	2.75	% [6]	7.79%	12.34	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,633		$6,508	$2,400
Portfolio turnover	52%		29%	25%

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example-Federated Inflation-Protected Securities Core Fund

As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, including management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,049.50	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.61	$0.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Table -Federated Inflation-Protected Securities Core Fund

At June 30, 2008, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	99.3%
Derivative Contracts [2,3]	(0.0)%
Cash Equivalents [4]	0.7%
Other Assets and Liabilities--Net [3,5]	0.0%
TOTAL	100.0%

1 See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments-Federated Inflation-Protected Securities Core Fund

June 30, 2008 (unaudited)

Principal Amount			Value
		U.S. TREASURY--99.3%
		Treasury Securities--99.3%
$319,512		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2027	$334,839
2,109,997		U.S. Treasury Inflation-Protected Bond, 3.875%, 4/15/2029	2,717,431
324,627		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	344,118
691,288		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	756,391
223,403		U.S. Treasury Inflation-Protected Note, 4.250%, 1/15/2010	239,670
111,319		U.S. Treasury Inflation-Protected Note, 3.875%, 1/15/2009	114,936
483,836		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	534,790
592,819		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	630,056
524,838		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	553,560
615,132	[1]	U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	625,852
388,229		U.S. Treasury Inflation-Protected Note, 3.000%, 7/15/2012	426,748
742,575		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	785,377
651,895		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	663,303
1,639,752		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	1,719,431
1,000,029		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,105,658
		TOTAL U.S. TREASURY (IDENTIFIED COST $11,445,535)	11,552,160
Shares			Value
		MUTUAL FUND--0.7%
78,790	[2,3]	Government Obligations Fund, Institutional Shares, 2.20% (AT NET ASSET VALUE)	$78,790
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $11,524,325) [4]	11,630,950
		OTHER ASSETS AND LIABILITIES - NET--0.0% [5]	1,635
		TOTAL NET ASSETS--100%	$11,632,585

At June 30, 2008, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6]	U.S. Treasury Notes 2 Year Long Futures	12	$2,534,438	September 2008	$(5,668)
[6]	U.S. Treasury Bond Short Futures	5	$ 577,969	September 2008	$(1,502)
	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,170)

Unrealized Depreciation on Futures Contracts is included in "Other Assets and Liabilities - Net."

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices	$ 78,790	$(7,170)
Level 2--Other Significant Observable Inputs	11,552,160	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$11,630,950	$(7,170)

* Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-Federated Inflation-Protected Securities Core Fund

June 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $78,790 of investments in an affiliated issuer (Note 5) (identified cost $11,524,325)		$11,630,950
Income receivable		98,451
Receivable for daily variation margin		1,625
TOTAL ASSETS		11,731,026
Liabilities:
Income distribution payable	$81,002
Payable for auditing fees	11,089
Payable for portfolio accounting fees	5,725
Accrued expenses	625
TOTAL LIABILITIES		98,441
Net assets for 1,082,273 shares outstanding		$11,632,585
Net Assets Consist of:
Paid-in capital		$11,447,143
Net unrealized appreciation of investments and futures contracts		99,455
Accumulated net realized gain on investments and futures contracts		85,953
Undistributed net investment income		34
TOTAL NET ASSETS		$11,632,585
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,632,585 ÷ 1,082,273 shares outstanding, no par value, unlimited shares authorized		$10.75

See Notes which are an integral part of the Financial Statements

Statement of Operations-Federated Inflation-Protected Securities Core Fund

Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest (net of TIPS deflation adjustment)			$327,382
Dividends received from an affiliated issuer (Note 5)			1,589
TOTAL INCOME			328,971
Expenses:
Administrative personnel and services fee (Note 5)		$74,590
Custodian fees		12,599
Transfer and dividend disbursing agent fees and expenses		6,756
Directors'/Trustees' fees		1,346
Auditing fees		11,089
Legal fees		7,874
Portfolio accounting fees		22,911
Insurance premiums		2,338
Miscellaneous		208
TOTAL EXPENSES		139,711
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,590)
Reimbursement of other operating expenses	(62,388)
TOTAL WAIVER AND REIMBURSEMENT		(136,978)
Net expenses			2,733
Net investment income			326,238
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			82,341
Net realized gain on futures contracts			5,407
Net change in unrealized appreciation of investments			(54,376)
Net change in unrealized appreciation of futures contracts			(8,956)
Net realized and unrealized gain on investments and futures contracts			24,416
Change in net assets resulting from operations			$350,654

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets-Federated Inflation-Protected Securities Core Fund

	Six Months Ended (unaudited) 6/30/2008	Year Ended 12/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$326,238	$178,167
Net realized gain on investments and futures contracts	87,748	26,909
Net change in unrealized appreciation/depreciation of investments and futures contracts	(63,332)	159,045
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	350,654	364,121
Distributions to Shareholders:
Distributions from net investment income	(326,204)	(168,915)
Distributions from net realized gain on investments and futures contracts	(19,067)	(14,922)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(345,271)	(183,837)
Share Transactions:
Proceeds from sale of shares	10,250,000	3,995,000
Net asset value of shares issued to shareholders in payment of distributions declared	19,067	3,077
Cost of shares redeemed	(5,150,000)	(70,101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,119,067	3,927,976
Change in net assets	5,124,450	4,108,260
Net Assets:
Beginning of period	6,508,135	2,399,875
End of period (including undistributed net investment income of $34 and $0, respectively)	$11,632,585	$6,508,135

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements-Federated Inflation-Protected Securities Core Fund

June 30, 2008 (unaudited)

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total returns consistent with investment in inflation-protected securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation and deflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 1, 2007. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2008, the Fund had a net realized gain on futures contracts of $5,407.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2008	Year Ended 12/31/2007
Shares sold	946,206	380,510
Shares issued to shareholders in payment of distributions declared	1,700	290
Shares redeemed	(479,617)	(6,826)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	468,289	373,974

4. FEDERAL TAX INFORMATION

At June 30, 2008, the cost of investments for federal tax purposes was $11,524,325. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $106,625. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $204,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $98,162.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2008, the Adviser voluntarily reimbursed $62,388 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2008, FAS waived its entire fee of $74,590.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	347,953	1,171,712	1,440,875	78,790	$78,790	$1,589

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the six months ended June 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED REAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C779
Cusip 31420C761
Cusip 31420C753

37635 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 20, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008